May 1, 2009

VIA EDGAR

The United States Securities
  and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Subject:    Nationwide VLI Separate Account-7
  Nationwide Life Insurance Company
  SEC File No.  333-117998
  CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide VLI Separate Account-7 (the “Variable Account”) and Nationwide Life Insurance Company (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 15 to the Registration Statement for the Company and the Variable Account, which became effective May 1, 2009.

Please contact me at (614) 249-8061 with any questions regarding this filing.

Sincerely,
Nationwide Life Insurance Company

/s/ NOOREE KIM
Nooree Kim
Counsel